Balances and Transactions with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balances with related parties [Member]
Schedule of Transactions with Related Parties [Line Items]
Trade payables	$ 125	$ 96
Other accounts payables	95	45
Transactions with employed/directors that accounts as related parties [Member]
Schedule of Transactions with Related Parties [Line Items]
Remuneration of directors not employed by the Company or on its behalf	400	548	$ 331
Transactions with key executive personnel [Member]
Schedule of Transactions with Related Parties [Line Items]
Salary and Related Expenses	3,862	3,771	3,590
Share-based payment	438	728	547
Total	4,300	4,499	4,137
Transactions with related parties [Member]
Schedule of Transactions with Related Parties [Line Items]
Revenues		2,676	5,298
Cost of Goods Sold	29	7	19
General and administrative expenses	$ 159	$ 223	$ 214